COMMITMENTS AND CONTINGENCIES (Purchase Obligations and Sales Tax) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2016	$ 1,557,290
2017	1,044,133
2018	106,926
2019	$ 173
2020 and thereafter
Potential additional business tax, amount	$ 4,910,109
Minimum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Sales tax	3.00%
Maximum [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Sales tax	5.00%